LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 JPY (¥)
Borrowings and other credit facilities
Current maturities	Rp (10,276)			Rp (8,858)
Long-term portion	27,773	$ 1,804		27,331
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	84			209
Current maturities	Rp (84)			(118)
Long-term portion				91
Projected net revenue to projected debt service ratio	1.2
Internal financing exceeding annual average capital expenditure	20.00%
Japanese yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 84		¥ 768	181	¥ 1,536
Interest rate (as a percent)	2.95%	2.95%	2.95%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings				Rp 28
Interest rate (as a percent)	7.125%	7.125%	7.125%